Summit Municipal Funds	07/01/2013 to 06/30/2014

ICA File Number: 811-07095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Summit Municipal Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Summit Municipal Intermediate Fund

DETROIT MI W&S 5.00% NOTES DUE JULY 1, 2015 Meeting Date: SEP 12, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 251250AB2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect to complete the Certificate of Beneficial Ownership.	Management	N/A	NO

Summit Municipal Money Market Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT